UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Maryland Short-Term Tax-Free Bond Fund	August 31, 2021
PRMDX	Investor Class
TRMUX	I Class

T. ROWE PRICE MARYLAND TAX-FREE FUNDS

HIGHLIGHTS

■	The municipal bond market produced solid results during the six-month period amid strong demand for tax-free income.

■	The Maryland Tax-Free Bond Fund outperformed its Lipper peer group average over the six-month period, while the Maryland Short-Term Tax-Free Bond Fund underperformed its Lipper peers. The Maryland Tax-Free Money Fund produced roughly flat returns amid very low money market rates.

■	Maryland is rated AAA with a stable outlook by all three of the major rating agencies, and the state has eliminated previously projected budget shortfalls for fiscal years 2022 and 2023.

■	We expect the municipal bond asset class to remain high quality, with low defaults and high recovery rates relative to other areas of fixed income.

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CIO Market Commentary

Dear Shareholder

Most stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended August 31, 2021. Despite concerns about elevated inflation and the spread of coronavirus variants, markets were supported by strong corporate earnings, additional fiscal stimulus, and the continuation of accommodative monetary policy.

Equity markets faced relatively few speed bumps during the period, and most major benchmarks continued the strong recovery they recorded in the second half of 2020. The large-cap S&P 500 Index returned nearly 20% (including dividends) and reached multiple record highs over the six months, with double-digit gains in all sectors except for energy, which was hampered by falling oil prices late in the period. Strong quarterly earnings reports appeared to factor prominently in the market’s advance. According to FactSet, overall profits for the S&P 500 rose nearly 90% in the second quarter versus the year before, the best showing in over a decade, with roughly 87% of firms topping analyst expectations.

Meanwhile, fixed income investors faced a more volatile landscape. A sell-off in Treasuries that had begun in January continued through March, sending longer-term yields to their highest levels since January 2020. However, investors began rotating back into Treasuries in April, and the yield of the benchmark 10-year Treasury note finished the period at 1.30%, down from 1.44% at the end of February.

In the falling yield environment, most bond sectors produced positive returns over the six-month period. Corporate debt performed well, supported by strong corporate earnings and demand for higher-yielding securities. Municipal bonds also delivered solid results during the period, as demand for tax-free income remained strong and state and local governments benefited from an influx of federal cash and stronger-than-expected tax revenues.

Besides strong corporate earnings, investor sentiment was also buoyed by plans for increased fiscal spending. President Joe Biden signed the $1.9 trillion American Rescue Plan Act into law in March, and in August the Senate passed a roughly $1 trillion bipartisan infrastructure package. Monetary policy remained very accommodative, but investors were increasingly focused on when the Federal Reserve would begin tapering the bond-buying program put in place at the outset of the pandemic.

Inflation readings were elevated, with the consumer price index increasing 5.4% for the 12 months through July. While the surge in prices pressured fixed income markets earlier in the year, most investors seemed to agree with Fed officials that higher inflation was a transitory issue that would ease as supply chains recovered from pandemic-related disruptions.

Other economic news was more ambiguous during the period, as some strong reports came in below expectations or showed declines from the beginning of the recovery. But these misses rarely dented investor sentiment. Coronavirus developments were also mixed. The rollout of vaccines and declining case numbers led many to believe that the pandemic was largely finished as the summer began. Unfortunately, the spread of the highly contagious delta variant soon led to an increase in hospitalizations and deaths, and some businesses were feeling the impact as office reopenings and an expected rebound in business travel were again pushed back.

As we look ahead, valuations are elevated in nearly all asset classes, and the path of the pandemic, questions about monetary policy, and the pace of the economic recovery create the possibility for volatility in financial markets. It is not an easy environment to invest in, but our investment teams remain rooted in company and bond issuer fundamentals and focused on the long term, and they will continue to apply strong fundamental analysis as they seek out the best investments for your portfolio.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

MARYLAND TAX-FREE MONEY FUND

INVESTMENT OBJECTIVE

The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Tax-Free Money Fund returned 0.01% in the six months ended August 31, 2021, performing in line with its peer group, the Lipper Other States Tax-Exempt Money Market Funds Average, which also returned 0.01%. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

In response to the economic challenges posed by the coronavirus, the Federal Reserve kept the federal funds target rate in a range from 0.00% to 0.25% throughout the period. As a result of the Fed’s very accommodative policies, the interest rates available to money market investors remained low.

In addition to monetary policy, supply and demand factors maintained downward pressure on yields. Tax-exempt supply remained constrained as taxable municipal issuance increased. Although there were outflows from tax-exempt money funds, demand for municipal money market securities from separately managed accounts and municipal bond funds remained solid.

Maryland variable rate demand note (VRDN) yields averaged 0.04% since our last report six months ago, compared with a 0.07% average for the prior six-month reporting period. Longer rates decreased four basis points (0.04 percentage point) over the most recent six months, with one-year maturities trading at 0.08% at the end of the reporting period.

How is the fund positioned?

VRDNs, which are very short-maturity (one to seven day) securities, represented the portfolio’s largest position in absolute terms at the end of the period. We had an overweight position in general market notes compared with our peer group average.

At the end of the period, the weighted average maturity was slightly longer than the peer group average. Our relative overweight to the front end of the money market yield curve provides the fund with the flexibility to respond to changes in interest rates or supply dynamics in the market.

Credit quality continues to play a significant part in our security selection. At the end of the period, our largest sector allocations were to health care and housing revenue debt as well as local general obligation (GO) securities. Some prominent positions in the portfolio included Howard Hughes Medical Institute, BWI Airport Passenger Facility Charge, Johns Hopkins University, Johns Hopkins Hospital, and Trinity Health Corp. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

We expect the Federal Reserve to maintain an accommodative stance for some time given continuing concerns about the effect the pandemic will have on the economy. We also believe supply and demand imbalances could continue to limit yield increases in the municipal money market.

As a result of these factors, we are pursuing a strategy that will allow the fund to quickly respond to a change in interest rate sentiment, an increase in issuance, or a changing pattern of cash flows into or out of the municipal money market. We believe the fund’s positioning in VRDNs and commercial paper is appropriate in this environment.

As always, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

MARYLAND SHORT-TERM TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Short-Term Tax-Free Bond Fund returned 0.38% for the six months ended August 31, 2021, underperforming the Lipper Short Municipal Debt Funds Average, which returned 0.50%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Shorter-maturity municipal bonds produced positive results during the six-month period but underperformed longer-term municipals as investors sought out higher-yielding securities.

Within the portfolio, interest rate management weighed on relative results. The portfolio’s duration posture was slightly shorter than the national benchmark and our peers, which detracted as rates fell during the period. In addition, our focus on shorter maturities hampered returns relative to some funds in our peer group, which invest in bonds with longer maturities.

On the positive side, security selection within the revenue sector was the largest contributor to relative results versus the national benchmark. The portfolio’s holdings in health care and special tax securities outperformed, and some of our bonds that were hit hard earlier in the pandemic, such as the Baltimore Convention Center and various life care and student housing names, continued to recover.

The fund also benefited from an overall overweight to the revenue sector as well as allocations within the sector. An overweight to housing bonds helped returns.

How is the fund positioned?

We continued to favor revenue bonds over general obligation (GO) debt in light of our long-held concerns that many municipalities will face challenges related to increased pension and health care liabilities.

Within the revenue sector, the health care segment represents our largest position in absolute terms and relative to the benchmark. We believe our balance sheet-first approach to investing in the segment allows our credit research team to locate strong underlying credits at attractive risk-adjusted yields. We also maintained large positions in special tax and education bonds.

While our preference for revenue bonds over GOs remains intact, it has been challenging to find opportunities in revenue debt in Maryland in the short- to intermediate-term municipal market. As a result, local GO bonds continued to be one of the fund’s largest allocations at the sector level at the end of the period.

Notable purchases during the period included Maryland State GO bonds and Maryland Department of Transportation special tax bonds. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The fund remains a high-quality portfolio, with about 60% of its assets invested in AAA or AA securities.

What is portfolio management’s outlook?

The technical tailwind that has powered the tax-exempt market over the past year remains firmly intact, with steady cash flows into municipal bond portfolios boosting demand broadly. Market fundamentals are also constructive, strengthened in 2021 by substantial federal aid for states and localities, rapid vaccine distribution, and economic growth. This highly favorable backdrop has helped push yields and credit spreads toward record lows, leading to a shortage of attractively valued bonds, in our view.

While seasonal supply trends could be less beneficial for the market in the coming months, we see potential for municipal bond prices to stay elevated, supported by accommodative monetary policy as well as proposed tax increases that could prolong strong demand for tax-advantaged securities.

We believe the current market dynamics underscore the need for rigorous credit research. Despite stretched valuations in most segments, we see select pockets of relative value owing to idiosyncratic factors. At the same time, we are closely monitoring the delta variant’s impacts, which are likely to skew the short-term economic trajectories of some revenue-backed sectors. Additionally, we maintain longer-term concerns about pension-related risks connected with many general obligation debt issuers.

Overall, however, we expect the municipal asset class to remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. Ultimately, we will remain disciplined in our fundamental, bottom-up approach, which we believe will continue to serve our shareholders well.

MARYLAND TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

FUND COMMENTARY

How did the fund perform in the past six months?

The Maryland Tax-Free Bond Fund returned 3.38% for the six months ended August 31, 2021, outperforming the Lipper Maryland Municipal Debt Funds Average, which returned 2.66%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Municipal bonds delivered strong results during the six-month period, outperforming Treasuries and the U.S. investment-grade taxable bond market. Within the portfolio, security selection in the revenue sector was the largest contributor to relative results versus the national benchmark. The portfolio’s holdings in health care, transportation, and education securities outperformed.

The fund also benefited from an overall overweight to the revenue sector as well as allocations within the sector. An overweight to health care and an underweight to water and sewer bonds helped returns.

Our positions in bonds issued by the Commonwealth of Puerto Rico also added value. Puerto Rico continued to make progress on restructuring its general obligation (GO) debt during the period, and the bonds appreciated accordingly.

The portfolio’s allocation to prerefunded bonds detracted from relative results. These short-maturity, high-quality securities underperformed as investors preferred longer, higher-yielding bonds during the period.

Interest rate management had an overall positive impact on returns as our overweight position in longer-maturity bonds outperformed. We have long preferred these securities because of their attractive risk/return characteristics, and they performed especially well during the past six months as yields fell the most in the longer end of the curve. With yields at very low levels, we are being a bit more cautious with respect to adding interest rate risk to the portfolio.

How is the fund positioned?

On a sector basis, we have maintained a long-term emphasis on revenue bonds as lingering concerns about the ability of state and local governments to finance pensions and retiree health care benefits have steered us away from GO debt.

Within the revenue sector, our largest position was in the health care segment, which made up just under a quarter of the portfolio’s net assets at the end of the period. Nonprofit hospitals had built up solid balance sheets before the coronavirus crisis and have received significant federal aid, which we believe will assure financial stability going forward. We also maintained a significant position in education and transportation bonds.

Notable purchases during the period included bonds issued by the Maryland State Department of Transportation for Baltimore/Washington International Thurgood Marshall Airport and the Maryland State Health & Higher Educational Facilities Authority for the Greater Baltimore Medical Center, and we also added to student housing securities. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

About 44% of the portfolio consisted of AAA and AA rated bonds at period-end, but we continue to overweight A and BBB rated debt. We believe these lower-rated investment-grade segments are an area where our credit research team can help us find appropriate investment opportunities that offer incremental risk-adjusted yield. We also maintain a position in below investment-grade and unrated bonds.

Maryland’s credit rating was unchanged during the period. Maryland is rated AAA with a stable outlook by all three of the major rating agencies. The state expects to end fiscal year 2022 with $2.1 billion in reserves (which represents 6% of general fund expenditures), and the previously projected budget shortfalls for fiscal year 2022 and fiscal year 2023 have been eliminated.

Maryland has a long history of responsible stewardship and prudent financial management, but, unfavorably, the state’s pension system was only funded at 71% on an actuarial basis according to the most recent data. Maryland is currently funding its actuarially required contribution, but this has not always been the case. Although net pension liability growth has slowed, Maryland still faces heavy unfunded liabilities for its pension plans compared with other AAA rated states. We are closely monitoring Maryland’s progress in this regard.

What is portfolio management’s outlook?

The technical tailwind that has powered the tax-exempt market over the past year remains firmly intact, with steady cash flows into municipal bond portfolios boosting demand broadly. Market fundamentals are also constructive, strengthened in 2021 by substantial federal aid for states and localities, rapid vaccine distribution, and economic growth. This highly favorable backdrop has helped push yields and credit spreads toward record lows, leading to a shortage of attractively valued bonds, in our view.

While seasonal supply trends could be less beneficial for the market in the coming months, we see potential for municipal bond prices to stay elevated, supported by accommodative monetary policy as well as proposed tax increases that could prolong strong demand for tax-advantaged securities.

We believe the current market dynamics underscore the need for rigorous credit research. Despite stretched valuations in most segments, we see select pockets of relative value owing to idiosyncratic factors. At the same time, we are closely monitoring the delta variant’s impacts, which are likely to skew the short-term economic trajectories of some revenue-backed sectors. Additionally, we maintain longer-term concerns about pension-related risks connected with many general obligation debt issuers.

Overall, however, we expect the municipal asset class to remain high quality, with low defaults and high recovery rates relative to other areas of fixed income. Ultimately, we will remain disciplined in our fundamental, bottom-up approach, which we believe will continue to serve our shareholders well.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN A RETAIL MONEY MARKET FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg® and Bloomberg Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2021 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIOS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

August 31, 2021 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.0%		
DISTRICT OF COLUMBIA 1.4%		
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/24	1,000	1,138
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/25	1,000	1,182
		2,320
FLORIDA 0.2%		
Highlands County HFA, Adventist Health, Series I-2, VRDN, 0.02%, 11/15/32	400	400
		400
KENTUCKY 1.3%		
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series B, VRDN, 0.02%, 1/1/29 (1)	1,000	1,000
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide, Series C, VRDN, 0.02%, 1/1/29 (1)	1,200	1,200
		2,200
MARYLAND 94.0%		
Anne Arundel County Consolidated Special Taxing Dist., Villages of Dorchester & Farmington Village, 5.00%, 7/1/24	500	542
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 10/1/21	1,000	1,004
Anne Arundel County, Consolidated General Improvement, GO, 5.00%, 4/1/23	50	51
Baltimore City, Series B, GO, 5.00%, 10/15/22	110	116
Baltimore City, Series C, 5.00%, 7/1/22	100	104
Baltimore City, Convention Center Hotel, 5.00%, 9/1/21	1,000	1,000
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22	900	916
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23	1,550	1,605
Baltimore City, Harbor Point, Series A, 2.65%, 6/1/22 (2)	100	101
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (2)	100	102
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (2)	190	195
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (2)	125	130
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2)	135	142
Baltimore City, Public Improvement, Series A, GO, 5.00%, 10/15/22	500	527
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/22	15	16
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43 (Prerefunded 1/1/24) (3)	110	122
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23	1,015	1,105
Baltimore City, Water Project, Series A, 5.00%, 7/1/22	730	760
Baltimore City, Water Project, Series A, 5.00%, 7/1/23	400	435
Baltimore County, BAN, GO, 4.00%, 3/23/22	255	261

Baltimore County, GO, 5.00%, 3/1/23	100	107
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	2,823
Baltimore County, Consolidated Public Improvement, GO, 5.00%, 8/1/22	1,090	1,139
Baltimore County, Consolidated Public Improvement, GO, 5.00%, 8/1/22	50	52
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%, 2/1/23	100	107
Baltimore County, Oak Crest Village, 5.00%, 1/1/22	20	20
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	730	776
Baltimore County, Oak Crest Village, 5.00%, 1/1/24	55	61
Baltimore County, Riderwood Village, 4.00%, 1/1/23	815	856
Baltimore County, Riderwood Village, 4.00%, 1/1/24	1,045	1,136
Cecil County, Consolidated Public Improvement, GO, 5.00%, 8/1/22	2,185	2,283
Charles County, GO, 5.00%, 10/1/22	15	16
Charles County, Consolidated Public Improvement, GO, 5.00%, 10/1/21	1,035	1,039
Charles County, Consolidated Public Improvement, GO, 5.00%, 10/1/22	1,000	1,053
Frederick County, Series A, 5.00%, 7/1/22	830	862
Frederick County, Series A, 5.00%, 7/1/23	1,000	1,084
Frederick County, Series A, 5.00%, 7/1/24	1,000	1,129
Frederick County, Series A, GO, 5.00%, 2/1/22	75	77
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/22	1,250	1,306
Gaithersburg, Asbury Maryland Obligation Group, Series B, 5.00%, 1/1/27	2,445	2,757
Harford County, Beechtree Estates Project, 3.00%, 7/1/22	105	107
Harford County, Beechtree Estates Project, 4.00%, 7/1/23	200	214
Howard County, Series A, GO, 5.00%, 2/15/22	100	102
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/22	275	285
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/23	275	298
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/24	260	294
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/25	235	275
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/26	120	145
Howard County Housing Commission, Roger Carter Recreational Center, 5.00%, 6/1/27	125	156
Howard County, Consolidated Public Improvement, Series A, GO, 5.00%, 2/15/22	1,055	1,079
Howard County, Consolidated Public Improvement, Series B, GO, 5.00%, 2/15/23	1,255	1,345

Howard County, Metropolitan District, Series E, GO, 5.00%, 2/15/23	100	107
Howard County, Special Obligation, Annapolis Junction Town Center, 4.80%, 2/15/24	240	253
Maryland, GO, 5.00%, 6/1/22	200	207
Maryland, GO, 5.00%, 6/1/26	2,240	2,532
Maryland, Series A, GO, 5.00%, 3/1/22	3,910	4,006
Maryland, Series A, GO, 5.00%, 3/15/23	200	215
Maryland, Series A, GO, 5.00%, 8/1/24 (Prerefunded 8/1/23) (3)	35	38
Maryland, Series B, GO, 5.00%, 8/1/22	920	961
Maryland, Series B, GO, 5.00%, 8/1/24 (Prerefunded 8/1/22) (3)	155	162
Maryland, Series B, GO, 5.00%, 8/1/27	2,270	2,857
Maryland, Series C, GO, 5.00%, 8/1/22	315	329
Maryland, Series C, GO, 5.00%, 6/1/23	435	472
Maryland, Series C, GO, 5.00%, 8/1/23	1,505	1,646
Maryland, Series C, GO, 5.00%, 8/1/23	345	377
Maryland CDA, Series B, 0.15%, 9/1/22	570	570
Maryland CDA, Series B, 0.20%, 3/1/23	535	534
Maryland CDA, Series B, 0.25%, 9/1/23	580	579
Maryland CDA, Series C, 1.40%, 9/1/21	245	245
Maryland CDA, Series C, 5.00%, 9/1/26	935	1,134
Maryland CDA, Series C, 5.00%, 9/1/27	1,035	1,290
Maryland CDA, Series D, 0.20%, 9/1/21	605	605
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%, 6/1/24	950	1,046
Maryland DOT, 4.00%, 9/1/23	55	59
Maryland DOT, 4.00%, 6/1/25	2,045	2,104
Maryland DOT, 4.00%, 11/1/25	355	397
Maryland DOT, 4.00%, 11/1/27	165	184
Maryland DOT, 5.00%, 9/1/21	1,755	1,755
Maryland DOT, 5.00%, 10/1/21	2,850	2,861
Maryland DOT, 5.00%, 2/1/22	1,070	1,092
Maryland DOT, 5.00%, 10/1/22	2,350	2,475
Maryland DOT, 5.00%, 2/15/23	1,550	1,660
Maryland DOT, 5.00%, 5/1/23	135	146
Maryland DOT, 5.00%, 10/1/24	1,000	1,148
Maryland DOT, 5.00%, 2/1/25	165	176
Maryland DOT, 5.00%, 5/1/25	225	264
Maryland DOT, COP, 5.00%, 6/15/24 (1)	750	850
Maryland DOT, BWI, Series B, 5.00%, 8/1/26 (1)	1,100	1,333
Maryland DOT, BWI, Series B, 5.00%, 8/1/27 (1)	1,000	1,242
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23	160	170
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24	205	223
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25	300	335
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26	350	399
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27	250	290

Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22	2,000	2,027
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (1)	1,395	1,411
Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (1)	1,310	1,325
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/26 (1)	100	121
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27	1,525	1,573
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22	500	511
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23	675	706
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/22	535	551
Maryland Economic Dev., Univ. of Maryland Baltimore County Project, 4.00%, 7/1/24 (4)	25	28
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/25 (4)	15	17
Maryland Economic Dev., Univ. of Maryland College Park Project, 4.00%, 6/1/26 (4)	1,000	1,157
Maryland Economic Dev., Univ. of Maryland College Park Student Housing, 4.00%, 6/1/22 (4)	1,075	1,104
Maryland Economic Dev., Univ. of Maryland Student Housing, 4.00%, 7/1/22	600	614
Maryland HHEFA, 5.00%, 7/1/26	60	68
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/22	550	556
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25	475	531
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/22	1,125	1,161
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23	1,475	1,577
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	330	343
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	335	348
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23	905	981
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24	60	68
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28 (Prerefunded 7/1/23) (3)	190	205
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29 (Prerefunded 7/1/23) (3)	135	146
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38 (Prerefunded 7/1/23) (3)	500	544
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23	695	728
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25	310	355
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%, 7/1/23 (Prerefunded 7/1/22) (3)	385	400
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	104
Maryland HHEFA, Greater Baltimore Medical Center, Series A, 5.00%, 7/1/23 (Prerefunded 7/1/22) (3)	490	510
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 5/15/25	275	322

Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 5/15/26	1,025	1,196
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%, 7/1/22	1,745	1,816
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%, 5/15/22	50	52
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%, 5/15/23	20	22
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%, 5/15/43 (Prerefunded 5/15/23) (3)	2,935	3,177
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25	245	267
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23	40	43
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/22	25	26
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23	80	87
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23	35	38
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24	15	17
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24	10	11
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25	40	47
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26	40	48
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded 7/1/25) (3)	140	165
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/21	535	537
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/22	1,860	1,955
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23	705	773
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22	280	290
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23	295	319
Maryland HHEFA, Maryland Institute College of Art, Series 2012, 5.00%, 6/1/23	530	549
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24	255	290
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24	35	38
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,070	2,266
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/24	60	66
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27	350	361
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	180	187
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	600	624
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23	750	814
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27	1,000	1,162
Maryland HHEFA, Peninsula Regional Medical Center, 4.00%, 7/1/22	70	72
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%, 7/1/34 (Prerefunded 7/1/24) (3)	1,000	1,135
Maryland HHEFA, Pooled Loan Program, Series B, VRDN, 0.02%, 4/1/35	800	800
Maryland HHEFA, Saint John's College, 4.00%, 10/1/21	100	100
Maryland HHEFA, Saint John's College, 4.00%, 10/1/22	165	171
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%, 7/1/23	50	54

Maryland HHEFA, Univ. of Maryland Medical System, Series B, 5.00%, 7/1/26	125	152
Maryland HHEFA, Univ. of Maryland Medical System, Series B, 7.00%, 7/1/22 (5)(6)	1,710	1,805
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)	1,525	1,753
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	1,675	2,037
Maryland HHEFA, Univ. of Maryland Medical System, Series D, VRDN, 0.01%, 7/1/41	545	545
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (5)	535	556
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (5)	1,000	1,087
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (5)	175	198
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26 (Prerefunded 7/1/24) (3)	50	57
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27 (Prerefunded 7/1/24) (3)	380	433
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34 (Prerefunded 7/1/24) (3)	1,500	1,710
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24	250	285
Maryland National Capital Park & Planning Commission, Park Acquisition & Dev. Project, Series A, GO, 5.00%, 11/1/22	895	946
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/23	50	54
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/24	20	22
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/25	370	430
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%, 5/1/28	100	120
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/23	100	108
Maryland Stadium Auth., Football Stadium, Series A, 5.00%, 3/1/22	675	691
Maryland Stadium Auth., Football Stadium, Series A, 5.00%, 3/1/23	1,125	1,206
Maryland Transportation Auth., 4.00%, 7/1/24	1,010	1,042
Maryland Transportation Auth., 5.00%, 7/1/22	1,000	1,041
Maryland Transportation Auth., 5.00%, 7/1/22	20	21
Maryland Transportation Auth., 5.00%, 7/1/23	280	305
Maryland Transportation Auth., Series A, 5.00%, 7/1/23	1,505	1,639
Maryland Transportation Auth., Series A, 5.00%, 7/1/25	1,240	1,462
Maryland Transportation Auth., BWI Airport Passenger Fac., Series C, VRDN, 0.04%, 6/1/32 (1)	400	400
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/23 (Prerefunded 3/1/22) (1)(3)	2,720	2,783
Montgomery County, Series A, 5.00%, 4/1/22	225	231

Montgomery County, Series A, GO, 5.00%, 11/1/23	330	365
Montgomery County, Series A, GO, 5.00%, 12/1/23	25	28
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded 11/1/24) (3)	1,075	1,238
Montgomery County, Series B, GO, 5.00%, 11/1/21	1,000	1,008
Montgomery County, Series B, GO, 5.00%, 11/1/25	710	817
Montgomery County, Public Fac. Project, Series A, COP, 5.00%, 10/1/21	760	763
Montgomery County, Public Fac. Project, Series A, COP, 5.00%, 10/1/22	4,960	5,223
Montgomery County, Public Improvement, Series A, GO, 3.00%, 11/1/25 (Prerefunded 11/1/23) (3)	2,000	2,121
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/22 (5)	1,110	1,155
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23 (Prerefunded 7/1/22) (3)	320	333
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24 (Prerefunded 7/1/22) (3)	600	624
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28 (Prerefunded 7/1/22) (3)	110	114
Prince County George's, Consolidated Public Improvement, Series C, GO, 4.00%, 8/1/26 (Prerefunded 8/1/23) (3)	650	698
Prince George's County, Consolidated Public Improvement, Series A, 5.00%, 9/1/21	20	20
Prince George's County, Consolidated Public Improvement, Series A, GO, 5.00%, 3/1/22	525	538
Prince George's County, Consolidated Public Improvement, Series A, GO, 5.00%, 7/15/23	2,170	2,368
Prince George's County, Consolidated Public Improvement, Series C, GO, 5.00%, 8/1/23	1,075	1,175
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%, 11/1/21	790	794
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%, 11/1/22	300	312
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%, 11/1/27	450	480
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%, 11/1/21	100	100
Univ. System of Maryland, Series A, 5.00%, 4/1/24	1,160	1,303
Univ. System of Maryland, Series B, 5.00%, 4/1/26	65	79
Univ. System of Maryland, Series D, 4.00%, 10/1/23	2,070	2,156
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/22	585	595
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/23	250	260
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/24	250	265
Washington Suburban Sanitary Commission, 5.00%, 6/1/24	1,145	1,296

Washington Suburban Sanitary Dist., Consolidated Public Improvement, 5.00%, 6/1/22	2,000	2,074
		162,633
NEW YORK 2.0%		
Metropolitan Transportation Auth., Series E-1, VRDN, 0.01%, 11/15/50	2,600	2,600
New York City, Series I-4, GO, VRDN, 0.01%, 4/1/36	940	940
		3,540
PUERTO RICO 0.1%		
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 4.00%, 7/1/22	100	103
		103
Total Investments in Securities 99.0% of Net Assets (Cost $169,737)		**$ 171,196**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $670 and represents 0.4% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
(6) Insured by National Public Finance Guarantee Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of these financial statements.

August 31, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The fund has two classes of shares: the Maryland Short-Term Tax-Free Bond Fund (Investor Class) and the Maryland Short-Term Tax-Free Bond Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs On August 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

LIBOR The fund may invest in instruments that are tied to reference rates, including LIBOR. On March 5, 2021, the ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR settings immediately after publication on June 30, 2023, with the remaining USD LIBOR settings to end immediately after publication on December 31, 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $46,641,000 and $33,550,000, respectively, for the six months ended August 31, 2021.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2021, the fund had $917,000 of available capital loss carryforwards.

At August 31, 2021, the cost of investments for federal income tax purposes was $169,737,000. Net unrealized gain aggregated $1,459,000 at period-end, of which $1,526,000 related to appreciated investments and $67,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At August 31, 2021, the effective annual group fee rate was 0.28%.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2021 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $357,000 remain subject to repayment by the fund at August 31, 2021. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2021, expenses incurred pursuant to these service agreements were $35,000 for Price Associates and $26,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $3,125,000 and $1,100,000, respectively, with net realized gain of $0 for the six months ended August 31, 2021.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. During 2020, a novel strain of coronavirus (COVID-19) resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty, and result in, among other things: enhanced health screenings, quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations and supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the fund, its investment advisers, and the fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operation systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at a meeting held on March 8–9, 2021 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2020, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other direct and indirect benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Advisor bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on July 27, 2021, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2020, through March 31, 2021. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2021

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2021